Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Apr/Oct

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 41.58%		Shares	Value

iShares 0-3 Month Treasury Bond ETF (a).......................................................................		998	$100,069
Schwab Short-Term U.S. Treasury ETF (a)........................................................................		2,000	96,520
SPDR Portfolio Short Term Treasury ETF (a).....................................................................		1,671	48,309
Vanguard Short-Term Treasury ETF (a)............................................................................		1,672	96,625
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $346,804)			341,523
		Notional
PURCHASED OPTIONS - 123.38% (b)(c)	Contracts	Amount

CALL OPTIONS - 99.93%
S&P 500® Mini Index, Expires 10/11/2022, Strike Price $441.30.....................................	16	$573,696	8
S&P 500® Mini Index, Expires 10/11/2022, Strike Price $0.46........................................	23	824,688	820,736
PUT OPTIONS - 23.45%			820,744

iShares 20+ Year Treasury Bond ETF, Expires 10/11/2022, Strike Price $117.28.................	81	829,845	121,570
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 10/11/2022, Strike Price
$110.49................................................................................................................	86	881,070	71,061
S&P 500® Mini Index, Expires 10/11/2022, Strike Price $176.97.....................................	23	824,688	12
TOTAL PURCHASED OPTIONS (Cost $1,113,699)			192,643
			1,013,387
Total Investments (Cost $1,460,503) - 164.96%............................................................			1,354,910
Liabilities in Excess of Other Assets - (64.96)%.............................................................			(533,619)
....................................................................................TOTAL NET ASSETS - 100.00%			$821,291

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $341,523.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
S&P 500® Mini Index...................................	10/11/2022	$176.97	23	$(824,688)	$(420,264)
PUT OPTIONS					(420,264)

iShares 20+ Year Treasury Bond ETF...............	10/11/2022	$123.45	81	(829,845)	(171,026)
iShares iBoxx $ Investment Grade Corporate
Bond ETF.................................................	10/11/2022	$116.30	86	(881,070)	(120,749)
S&P 500® Mini Index...................................	10/11/2022	$441.30	11	(394,416)	(91,992)
TOTAL OPTIONS WRITTEN (Premiums Received $732,293)					(383,767)
					$(804,031)